Commitments and Contingencies (Details 2) (USD $)	Dec. 31, 2013
Schedule of future minimum payments required under lease
2014	$ 32,768
2015	22,527
2016	3,581
Total minimum lease payments	58,876
Less amount representing interest	(9,087)
Present value of minimum lease payments	$ 49,789